Share-Based Payments (Details 4) (Non employee stock option grants [Member], USD $)	1 Months Ended
	Jul. 27, 2010	Jul. 01, 2010
Non employee stock option grants [Member]
Summary of grant-date fair value of the stock options granted based on the assumptions
Awards granted, Expected volatility	47.00%	47.00%
Awards granted, Expected dividend yield	0.00%	0.00%
Awards granted, Weighted average risk-free interest rate	1.02%	1.80%
Awards granted, Weighted average expected life (in years)	3 years	5 years
Awards granted, Estimated fair value of underlying common stock		$ 3.25
Awards granted, Estimated fair value of underlying common stock, Minimum	$ 4.00
Awards granted, Estimated fair value of underlying common stock, Maximum	$ 4.50